Long-term Incentive Plans (Details) - Restricted Stock Units [Member] - shares	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Statement [Line Items]
Outstanding, Beginning	10,000	25,000	275,000
Granted	30,000		30,000
Common shares issued on vesting (Notes 12(a) and 18)	(10,000)	(15,000)	(271,667)
Forfeited (Note 18)			(8,333)
Outstanding, Ending		10,000	25,000